Business combinations - Effect of changes in shareholding (Details) - Invercolsa [member] $ in Millions	Dec. 31, 2019 COP ($)
Disclosure of detailed information about business combination [line items]
Increase in the ownership interest in Invercolsa at fair value	$ 217,974
(+) Fair value of previously held interest on the date of acquisition of controlling interest	1,107,969
(=) Total fair value of investment in Invercolsa	1,325,943
(-) Carrying amount of previously held interest in Invercolsa	(277,019)
Gain on acquisition acquisition of control of Invercolsa (Note 27)	$ 1,048,924